Portfolio of Investments
Columbia U.S. Social Bond Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 10.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 10.6%
AbbVie, Inc.
05/14/2025	3.600%	500,000	553,509
American Tower Corp.
08/15/2029	3.800%	400,000	455,120
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	263,166
AT&T, Inc.
06/30/2022	3.000%	250,000	259,415
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	500,000	552,730
Capital One Financial Corp.
01/30/2023	3.200%	500,000	527,159
Cardinal Health, Inc.
06/15/2022	2.616%	400,000	412,576
Cigna Corp.
10/15/2027	3.050%	250,000	274,655
10/15/2028	4.375%	250,000	295,843
ConAgra Foods, Inc.
01/25/2023	3.200%	446,000	468,391
CVS Health Corp.
06/01/2021	2.125%	250,000	252,184
03/09/2023	3.700%	108,000	115,611
Five Corners Funding Trust(a)
11/15/2023	4.419%	500,000	554,903
Kellogg Co.
12/01/2023	2.650%	300,000	317,634
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	457,617
NextEra Energy Capital Holdings, Inc.
06/01/2030	2.250%	500,000	517,928
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	317,761
Sysco Corp.
07/15/2021	2.500%	250,000	253,132
Verizon Communications, Inc.
11/01/2022	2.450%	250,000	258,905
Total			7,108,239
Total Corporate Bonds & Notes (Cost $6,747,655)			7,108,239

Floating Rate Notes 0.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.6%
Indiana Finance Authority(b),(c)
Revenue Bonds
Parkview Health System
Series 2018D (Wells Fargo Bank)
11/01/2039	0.120%	150,000	150,000
Unrefunded Revenue Bonds
Lease Appropriation
Series 2009A-2 (Wells Fargo Bank)
02/01/2037	0.110%	280,000	280,000
Total			430,000
Total Floating Rate Notes (Cost $430,000)			430,000

Municipal Bonds 80.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.1%
Alabama Public School and College Authority(d)
Refunding Revenue Bonds
Social Bonds
Series 2020A
11/01/2036	4.000%	500,000	606,685
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	292,647
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	291,883
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	243,774
Total			1,434,989
Arizona 1.3%
Arizona Industrial Development Authority
Revenue Bonds
Phoenix Children’s Hospital
Series 2020
02/01/2050	4.000%	200,000	221,880
Columbia U.S. Social Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	100,000	108,717
02/15/2046	5.000%	210,000	224,102
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	299,767
Total			854,466
California 5.9%
California Health Facilities Financing Authority
Taxable Senior Revenue Bonds
No Place Like Home Program
Series 2019
06/01/2033	2.984%	600,000	628,518
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	347,358
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	295,768
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	500,000	559,180
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	274,395
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	295,897
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	464,096
Placer County Public Financing Authority
Refunding Taxable Revenue Bonds
mPOWER Program
Series 2018 (BAM)
10/01/2038	4.875%	245,000	272,947
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	324,414
State of California
Unlimited General Obligation Refunding Bonds
Series 2020
11/01/2037	4.000%	400,000	481,524
Total			3,944,097
Colorado 1.4%
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	450,000	484,371
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	290,623
State of Colorado
Certificate of Participation
Series 2020A
12/15/2034	4.000%	125,000	151,516
Total			926,510
Connecticut 0.3%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2018B-1
05/15/2045	4.000%	165,000	176,614
District of Columbia 2.3%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	274,568
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2045	5.000%	1,000,000	1,262,300
Total			1,536,868
Florida 4.0%
Alachua County Health Facilities Authority
Refunding Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2037	5.000%	400,000	495,412

2	Columbia U.S. Social Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	273,538
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
Series 2019C
10/01/2049	4.000%	500,000	575,410
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2025	5.000%	100,000	106,013
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	589,160
Palm Beach County School District
Certificate of Participation
Series 2020A
08/01/2034	5.000%	250,000	323,462
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	298,370
Total			2,661,365
Georgia 0.4%
Cedartown Polk County Hospital Authority
Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	280,040
Idaho 0.7%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	289,550
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	180,000	193,619
Total			483,169
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 4.6%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	360,008
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	335,661
City of Chicago Wastewater Transmission
Revenue Bonds
2nd Lien
Series 2017A
01/01/2031	5.000%	300,000	361,854
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	721,422
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	100,000	115,522
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	291,902
Illinois Finance Authority
Refunding Revenue Bonds
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	177,801
Illinois Housing Development Authority
Revenue Bonds
Series 2016A
10/01/2036	3.450%	105,000	112,048
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bonds
Series 2016E
12/01/2035	5.000%	500,000	602,065
Total			3,078,283
Indiana 2.4%
Ball State University
Revenue Bonds
Housing and Dining
Series 2018
07/01/2038	5.000%	500,000	613,820

Columbia U.S. Social Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Finance Authority
Revenue Bonds
Green Bonds - CWA Authority Project
Series 2019
10/01/2044	5.000%	350,000	437,416
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	268,465
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	296,075
Total			1,615,776
Kentucky 0.6%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	397,719
Louisiana 3.7%
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	477,572
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	384,453
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	355,548
Revenue Bonds
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2018
10/01/2043	5.000%	200,000	229,554
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	477,584
Revenue Bonds
LA Children’s Medical Center Project
Series 2018
06/01/2039	5.000%	500,000	600,195
Total			2,524,906
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maine 0.8%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	265,378
Series 2018B
11/15/2038	3.750%	250,000	270,125
Total			535,503
Maryland 3.0%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	313,920
Enterprise Community Loan Fund, Inc.
Series 2018
11/01/2028	4.152%	500,000	531,198
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	351,342
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	276,245
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	567,940
Total			2,040,645
Massachusetts 2.4%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	363,000
Massachusetts Development Finance Agency
Revenue Bonds
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	275,650
Series 2017
07/01/2028	5.000%	200,000	239,434
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/2036	3.600%	205,000	217,927

4	Columbia U.S. Social Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	543,645
Total			1,639,656
Michigan 2.8%
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	472,844
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	293,480
Series 2015 (BAM)
07/01/2033	5.000%	250,000	294,350
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2033	3.550%	500,000	549,345
12/01/2033	3.600%	245,000	269,186
Total			1,879,205
Minnesota 0.7%
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	250,000	258,025
St. Cloud Housing & Redevelopment Authority
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	6.000%	240,000	215,762
Total			473,787
Mississippi 1.8%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	298,438
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	344,565
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Rankin Utility Authority
Revenue Bonds
Series 2018 (AGM)
01/01/2036	5.000%	500,000	565,660
Total			1,208,663
Missouri 0.8%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2031	5.000%	400,000	437,600
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2015
11/01/2027	3.250%	80,000	86,936
Total			524,536
Nevada 0.8%
City of Reno
Revenue Bonds
Reno Transportation 2nd Lien
Series 2018 (AGM)
06/01/2038	5.000%	250,000	294,828
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2038	5.000%	250,000	259,345
Total			554,173
New Hampshire 1.2%
New Hampshire Business Finance Authority(a),(e)
Refunding Revenue Bonds
Green Bonds
Series 2020B (Mandatory Put 07/02/20)
07/01/2045	3.750%	145,000	142,615
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	198,026	215,600
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	479,100
Total			837,315

Columbia U.S. Social Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 2.1%
New Jersey Economic Development Authority
Revenue Bonds
Transportation Project
Series 2020
11/01/2040	5.000%	500,000	565,590
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2050	4.000%	500,000	523,130
New Jersey Housing & Mortgage Finance Agency(e)
Refunding Revenue Bonds
Series 2017D
11/01/2032	3.900%	300,000	327,834
Total			1,416,554
New York 6.0%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2028	5.000%	250,000	285,960
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	540,910
Revenue Bonds
Sustainable Neighborhood
Series 2016
11/01/2031	3.600%	300,000	325,485
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	264,972
Series 2020C-1
11/15/2050	5.000%	150,000	162,038
Series 2020A-1 (AGM)
11/15/2041	4.000%	500,000	551,390
New York City Housing Development Corp.
Revenue Bonds
Sustainable Development Bonds
Series 2020A
02/01/2050	2.800%	325,000	329,108
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	364,848
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Green Bonds - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	321,870
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	370,320
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	255,830
State of New York Mortgage Agency(e)
Refunding Revenue Bonds
Series 2016-196
10/01/2035	3.650%	250,000	263,302
Total			4,036,033
North Carolina 2.1%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2034	5.000%	200,000	266,978
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	306,690
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	354,633
North Carolina Housing Finance Agency
Revenue Bonds
Series 44
07/01/2040	2.850%	500,000	519,605
Total			1,447,906
North Dakota 0.1%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program-Home Mortgage Finance
Series 2017
07/01/2034	3.700%	65,000	69,874

6	Columbia U.S. Social Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 2.2%
Akron Bath Copley Joint Township Hospital District
Refunding Revenue Bonds
Summa Health Obligated Group-Hospital
Series 2020
11/15/2036	4.000%	250,000	278,068
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	304,642
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	484,272
State of Ohio
Refunding Revenue Bonds
University Hospital Health System, Inc.
Series 2020
01/15/2050	4.000%	400,000	436,424
Total			1,503,406
Oregon 0.7%
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2050	5.000%	400,000	483,032
Pennsylvania 5.2%
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	390,225
Mifflinburg Area School District
Limited General Obligation Refunding Bonds
Series 2020A
06/15/2039	4.000%	200,000	227,298
06/15/2040	4.000%	250,000	283,925
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2032	4.000%	300,000	343,956
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	200,000	228,384
Revenue Bonds
Series 2019A
12/01/2044	5.000%	500,000	615,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	292,890
Reinvestment Fund, Inc. (The)
Series 2018
02/15/2028	3.930%	500,000	528,692
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2036	5.000%	100,000	121,772
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	273,247
Series 2017E (BAM)
12/01/2035	5.000%	150,000	181,748
Total			3,488,117
Puerto Rico 1.3%
Puerto Rico Housing Finance Authority(f)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2026	5.000%	700,000	858,410
Rhode Island 1.7%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	368,772
Rhode Island Housing & Mortgage Finance Corp.(e)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015
10/01/2025	3.550%	250,000	269,833
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Multi-Family Development and Sustainability
Series 2019
10/01/2034	2.750%	500,000	526,985
Total			1,165,590
Tennessee 0.9%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	500,000	594,635

Columbia U.S. Social Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 4.7%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	297,697
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	336,429
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	565,555
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2035	4.000%	500,000	609,860
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	350,000	288,991
Northwest Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2045	4.000%	300,000	357,678
Old Spanish Trail-Almeda Corridors Redevelopment Authority
Refunding Tax Allocation Bonds
Series 2019 (BAM)
09/01/2036	4.000%	250,000	285,998
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	100,000	111,230
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	286,085
Total			3,139,523
Utah 0.7%
Central Utah Water Conservancy District
Revenue Bonds
Series 2020D
10/01/2040	4.000%	420,000	503,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia 1.5%
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	427,272
Series 2020E
07/01/2040	2.300%	585,000	591,575
Total			1,018,847
Washington 4.1%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	280,880
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	437,476
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	217,146
North Thurston Public Schools
Unlimited General Obligation Bonds
Series 2020
12/01/2035	4.000%	500,000	612,065
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	321,252
State of Washington
Unlimited General Obligation Bonds
Series 2019
08/01/2044	5.000%	400,000	503,928
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	356,895
Total			2,729,642
West Virginia 1.6%
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	500,000	589,450

8	Columbia U.S. Social Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia Housing Development Fund
Revenue Bonds
Series 2019B
11/01/2039	2.850%	450,000	468,837
Total			1,058,287
Wisconsin 1.0%
Public Finance Authority
Prerefunded 12/01/20 Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015
12/01/2035	4.750%	185,000	194,863
12/01/2035	4.750%	65,000	68,465
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	100,000	99,197
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019C (FNMA)
09/01/2030	2.100%	300,000	308,343
Total			670,868
Wyoming 0.3%
Wyoming Community Development Authority
Refunding Revenue Bonds
Series 2018-1
12/01/2038	3.900%	165,000	175,933
Total Municipal Bonds (Cost $51,324,642)			53,968,602

Municipal Short Term 0.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Massachusetts 0.4%
City of Worcester(b)
Unlimited General Obligation Notes
Series 2020
02/16/2021	0.290%	300,000	301,506
Total Municipal Short Term (Cost $301,363)			301,506

Money Market Funds 7.7%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.012%(g)	5,210,175	5,210,175
Total Money Market Funds (Cost $5,210,175)		5,210,175
Total Investments in Securities (Cost $64,013,835)		67,018,522
Other Assets & Liabilities, Net		312,532
Net Assets		$67,331,054

Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(4)	12/2020	USD	(689,875)	439	—
U.S. Treasury 10-Year Note	(10)	12/2020	USD	(1,382,188)	602	—
Total					1,041	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $1,896,451, which represents 2.82% of total net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2020.
(d)	Represents a security purchased on a when-issued basis.
(e)	Income from this security may be subject to alternative minimum tax.
Columbia U.S. Social Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia U.S. Social Bond Fund, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2020, the total value of these securities amounted to $858,410, which represents 1.27% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia U.S. Social Bond Fund | Quarterly Report 2020

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